Intangible assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 736,898
Ending balance	905,614	$ 736,898
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	817,357	9,029,251
Additions	305,420	197,157
Write-off	(109,514)	(8,409,051)
Ending balance	1,013,263	817,357
Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(80,459)	(8,469,377)
Amortization	27,190	20,133
Write-off		(8,409,051)
Ending balance	(107,649)	(80,459)
Licenses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Licenses | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	8,409,051
Additions	0	0
Write-off	0	(8,409,051)
Ending balance	0	0
Licenses | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	(8,409,051)
Amortization	0	0
Write-off		(8,409,051)
Ending balance	0	0
Patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	525,043
Ending balance	710,267	525,043
Patents | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	572,486	375,329
Additions	305,420	197,157
Write-off	(109,514)	0
Ending balance	768,392	572,486
Patents | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(47,443)	(43,818)
Amortization	10,682	3,625
Write-off		0
Ending balance	(58,125)	(47,443)
Development costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	211,855
Ending balance	195,347	211,855
Development costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	244,871	244,871
Additions	0	0
Write-off	0	0
Ending balance	244,871	244,871
Development costs | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(33,016)	(16,508)
Amortization	16,508	16,508
Write-off		0
Ending balance	$ (49,524)	$ (33,016)